Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, CA 91367

April 5, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Guinness Atkinson Funds
File Nos. 33-75340 and 811-08360 on behalf of Guinness Atkinson Inflation Managed
Dividend Fund (the “Fund”), a series of the Trust

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series Guinness Atkinson Inflation Managed Dividend Fund does not differ from that contained in Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N1-A.  This Amendment was filed electronically on March 30, 2012.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ Rita Dam
Rita Dam
Guinness Atkinson Funds